Exhibit 99.1

BX Trust 2017-CQHP

Commercial Mortgage Pass-Through Certificates, Series 2017-CQHP

Report To:

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

9 November 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. Bank of America, N.A. Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park New York, New York 10036
Re: BX Trust 2017-CQHP Commercial Mortgage Pass-Through Certificates, Series 2017-CQHP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the BX Trust 2017-CQHP securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 November 2017

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BX Trust 2017-CQHP (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of a two-year componentized floating rate, interest-only mortgage loan subject to three successive one-year extension options (the “Mortgage Loan”),
c.	The Mortgage Loan is secured primarily by, among other things, a first mortgage lien on the borrowers’ fee simple interests in four hotel properties (the “Properties”) located in California, Illinois, Massachusetts and Pennsylvania and
d.	The Mortgage Loan has a related floating rate, interest-only mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 November 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above, and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 9

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Original Term (Excluding Extensions)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Original Term (Including Extension Options)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Original Term (Excluding Extensions)

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

8.	Using the:
a.	Seasoning and
b.	Original Term (Including Extension Options)

of the Mortgage Loan and Mezzanine Loan, both as shown on the Final Data File, we recalculated the “Remaining Term (Including Extensions)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	With respect to the Mortgage Loan and Mezzanine Loan, the mortgage loan agreement and mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions)” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Excluding Extensions)“),
c.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term”),
d.	Use “0” for the fully extended remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Including Extensions)”),
e.	Use the “Whole Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Whole Loan Cut-off Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Whole Loan Initial Maturity Balance”) and
f.	Use the “Mezzanine Debt Original Balance” of the Mezzanine Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Mezzanine Debt Cut-off Balance”) and
ii.	The principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Debt Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

10.	Using the “Whole Loan Cut-off Balance” of each Property, as shown on the Final Data File, we recalculated the “% of Pooled Trust Asset Balance” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Balance,
d.	Mezzanine Debt Cut-off Balance,
e.	Whole Loan Initial Maturity Balance,
f.	Mezzanine Debt Initial Maturity Balance,
g.	Whole Loan Margin and
h.	Mezzanine Margin

of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Balance,
iii.	Total Debt Initial Maturity Balance and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan and, with respect to items i., ii. and iii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Whole Loan Margin,
b.	Total Debt Margin,
c.	LIBOR Rounding Methodology,
d.	LIBOR Floor and
e.	LIBOR Cap

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the LIBOR assumption of 1.25000% that was provided by the Depositor, we recalculated the:

i.	Whole Loan Interest Rate,
ii.	Total Debt Interest Rate,
iii.	Whole Loan Interest Rate (at LIBOR Cap) and
iv.	Total Debt Interest Rate (at LIBOR Cap)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

13.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 13., we recalculated the:

i.	Monthly Whole Loan Debt Service,
ii.	Annual Whole Loan Debt Service,
iii.	Monthly Whole Loan Debt Service (at LIBOR Cap) and
iv.	Annual Whole Loan Debt Service (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
b.	The “Whole Loan Interest Rate” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of the Mortgage Loan as the product of:

a.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
b.	The “Whole Loan Interest Rate” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan as 1/12th of the product of:

a.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
b.	The “Whole Loan Interest Rate (at LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan as the product of:

a.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
b.	The “Whole Loan Interest Rate (at LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 9

14.	Using the:
a.	Total Debt Original Balance,
b.	Total Debt Interest Rate,
c.	Total Debt Interest Rate (at LIBOR Cap) and
d.	Accrual Basis

of the Total Debt associated with the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 14., we recalculated the:

i.	Monthly Total Debt Debt Service,
ii.	Annual Total Debt Debt Service,
iii.	Monthly Total Debt Debt Service (at LIBOR Cap) and
iv.	Annual Total Debt Debt Service (at LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Total Debt Original Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
b.	The “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Total Debt Original Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
b.	The “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

a.	The “Total Debt Original Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
b.	The “Total Debt Interest Rate (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

Attachment A Page 7 of 9

14. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan as the product of:

a.	The “Total Debt Original Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
b.	The “Total Debt Interest Rate (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
c.	365/360.

15.	Using the:

a.       Annual Whole Loan Debt Service,

b.       Annual Total Debt Debt Service,

c.	Annual Whole Loan Debt Service (at LIBOR Cap),
d.	Annual Total Debt Debt Service (at LIBOR Cap),
e.	Underwritten NOI ($) and
f.	Underwritten Net Cash Flow ($)

of the Mortgage Loan, Properties and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DSCR,
ii.	Total Debt NOI DSCR,
iii.	Whole Loan NCF DSCR,
iv.	Total Debt NCF DSCR,
v.	Whole Loan NOI DSCR at LIBOR Cap,
vi.	Total Debt NOI DSCR at LIBOR Cap,
vii.	Whole Loan NCF DSCR at LIBOR Cap and
viii.	Total Debt NCF DSCR at LIBOR Cap

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through viii. above to two decimal places and
b.	Use the recalculated value for each characteristic listed in items i. through viii. above for the Mortgage Loan as the value for each of the characteristics listed in items i. through viii. for each Property.

Attachment A Page 8 of 9

16.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Total Debt Cut-off Balance,
c.	Underwritten NOI ($) and
d.	Underwritten Net Cash Flow ($)

of the Mortgage Loan, Properties and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan NOI DY,
ii.	Total Debt NOI DY,
iii.	Whole Loan NCF DY and
iv.	Total Debt NCF DY

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent and
b.	Use the recalculated value for each characteristic listed in items i. through iv. above for the Mortgage Loan as the value for each of the characteristics listed in items i. through iv. for each Property.

17.	Using the:

a.       Whole Loan Cut-off Balance,

b.       Total Debt Cut-off Balance,

c.       Whole Loan Initial Maturity Balance,

d.       Total Debt Initial Maturity Balance and

e.       Portfolio Appraised Value ($)

of the Mortgage Loan, Properties and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Current Whole Loan LTV,
ii.	Current Total Debt LTV,
iii.	Maturity Whole Loan LTV and
iv.	Maturity Total Debt LTV

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent and
b.	Use the recalculated value for each characteristic listed in items i. through iv. above for the Mortgage Loan as the value for each of the characteristics listed in items i. through iv. for each Property.

Attachment A Page 9 of 9

18.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Total Debt Cut-off Balance,
c.	Appraised Value ($),
d.	Portfolio Appraised Value ($) and
e.	Units

of the Mortgage Loan, Properties and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan Loan Per Unit,
ii.	Total Debt Loan Per Unit,
iii.	Appraised Value ($) / Unit and
iv.	Portfolio Appraised Value ($) / Unit

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and, with respect to items iii. and iv. above, of each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to use the recalculated value for each characteristic listed in items i. and ii. above for the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, as the value for each of the characteristics listed in items i. and ii. for each Property.

19.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Trustee & Paying Agent Fee,
d.	Subservicer Fee and
e.	CREFC Royalty Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Admin. Fee and
b.	Whole Loan Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Trust Asset Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Document Date

Mortgage Loan Agreement	20 October 2017

Draft First Amendment to Mortgage Loan Agreement (see Note 1)	8 November 2017

Mezzanine Loan Agreement	20 October 2017

Draft First Amendment to Mezzanine Loan Agreement (see Note 2)	8 November 2017

Interest Rate Cap Bid Package	19 October 2017

Settlement Statement	20 October 2017

Guaranty Agreement	20 October 2017

Cash Management Agreement	20 October 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Property Source Documents

Source Document Title	Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	18 October 2017

Engineering Reports	Various

Environmental Phase I Reports	Various

Underwriter’s Summary Report	31 August 2017

Seismic Reports	Various

Management Agreements	11 February 2016

Final Title Policies	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Exhibit 1 to Attachment A Page 2 of 2

Notes:

1.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft first amendment to mortgage loan agreement Source Document as fully executed, which is referred to as the “First Amendment to Mortgage Loan Agreement.”

2.	For the purpose of the procedures described in this report, the Depositor instructed us to treat the draft first amendment to mezzanine loan agreement Source Document as fully executed, which is referred to as the “First Amendment to Mezzanine Loan Agreement.”

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Appraisal Report
Occupancy	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Ownership Interest	Final Title Policy
Property Management	Management Agreement

Third Party Information:

Characteristic	Source Document
Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Portfolio Appraised Value ($)	Portfolio Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 2)	Seismic Report
Seismic PML % (see Note 2)	Seismic Report
Franchise	Management Agreement
Brand	Management Agreement

Exhibit 2 to Attachment A Page 2 of 8

Hotel Operating Information:

Characteristic	Source Document

2013 Occupancy %	Underwriter’s Summary Report
2013 ADR	Underwriter’s Summary Report
2013 RevPAR	Underwriter’s Summary Report
2014 Occupancy %	Underwriter’s Summary Report
2014 ADR	Underwriter’s Summary Report
2014 RevPAR	Underwriter’s Summary Report
2015 Occupancy %	Underwriter’s Summary Report
2015 ADR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 Occupancy %	Underwriter’s Summary Report
2016 ADR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
Most Recent Occupancy % (Hotel Only)	Underwriter’s Summary Report
Most Recent ADR	Underwriter’s Summary Report
Most Recent RevPAR	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report

Underwriting Information: (see Note 3)

Characteristic	Source Document

2013 Revenues	Underwriter’s Summary Report
2013 Total Expenses	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 Revenues	Underwriter’s Summary Report
2014 Total Expenses	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
2015 Revenues	Underwriter’s Summary Report
2015 Total Expenses	Underwriter’s Summary Report
2015 NOI	Underwriter’s Summary Report
2015 NCF	Underwriter’s Summary Report
2016 Revenues	Underwriter’s Summary Report
2016 Total Expenses	Underwriter’s Summary Report
2016 NOI	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
Most Recent Revenues	Underwriter’s Summary Report
Most Recent Total Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (continued)

Characteristic	Source Document

As of	Underwriter’s Summary Report
Underwritten Total Revenue ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Capital Items ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Upfront Capex Reserve	Mortgage Loan Agreement
Initial TI/LC Amount	Mortgage Loan Agreement
Monthly TI/LC Reserve	Mortgage Loan Agreement
Other Escrow Initial Amount	Mortgage Loan Agreement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 8

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Agreement
Note Date	Mortgage Loan Agreement
Whole Loan Original Balance	Balance and Margin Schedule
Whole Loan Margin	Balance and Margin Schedule
Mezzanine Debt Original Balance	Balance and Margin Schedule
Mezzanine Margin	Balance and Margin Schedule
Amortization Type (During Initial Term and Extended Term) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Extension Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Second Extension Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Third Extension Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Spread Increase (Yes/No) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Exit Fees (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Day of Month (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Date (Business Day Convention) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Balloon Grace Period Event of Default (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 4 and 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 4)	Interest Rate Cap Bid Package
LIBOR Cap After Extension (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Expiration Date (see Note 4)	Interest Rate Cap Bid Package
LIBOR Cap Provider (see Note 4)	Interest Rate Cap Bid Package
LIBOR Cap Provider Rating (Moody's/S&P/Fitch) (see Note 4)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepayment String	Mortgage Loan Agreement
SM Payments (see Note 6)	Mortgage Loan Agreement
Open Payments (see Note 7)	Mortgage Loan Agreement
Prepay Period End Date (see Note 8)	Mortgage Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

LockBox (Y/N)	Mortgage Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 9)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management Type (see Note 10)	Mortgage Loan Agreement and Cash Management Agreement
Principal / Loan Sponsor	Guaranty Agreement
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics only for Properties that have a seismic report Source Document. For each Property on the Preliminary Data File that does not have a seismic report Source Document, the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “Seismic PML %” characteristics.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

4.	For the purpose of comparing the:
a.	Amortization Type (During Initial Term and Extended Term),
b.	First Payment Date,
c.	Accrual Basis,
d.	Initial Maturity Date,
e.	Extension Options (Yes/No),
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	First Extension Fee,
i.	Second Extension Fee,
j.	Third Extension Fee,
k.	Extension Spread Increase (Yes/No),
l.	Exit Fees,
m.	Payment Day of Month,
n.	Payment Date (Business Day Convention),
o.	Payment Grace Period Event of Default,
p.	Payment Grace Period Event of Late Fee,
q.	Balloon Grace Period Event of Default,
r.	Balloon Grace Period Event of Late Fee,
s.	Interest Accrual Period Start,
t.	Interest Accrual Period End,
u.	Interest Rate Adjustment Frequency,
v.	LIBOR Lookback Days,
w.	LIBOR Rounding Methodology,
x.	LIBOR Floor,
y.	LIBOR Cap,
z.	LIBOR Cap After Extension,
aa.	LIBOR Cap Expiration Date,
bb.	LIBOR Cap Provider and
cc.	LIBOR Cap Provider Rating (Moody’s/S&P/Fitch)

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is located on the applicable Source Documents for each of the characteristics listed in a. through cc. above.

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

5.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee” value that is shown on the Preliminary Data File for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

6.	For the purpose of comparing the “SM Payments” characteristic, the Depositor instructed us to use the spread maintenance period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

7.	For the purpose of comparing the “Open Payments” characteristic, the Depositor instructed us to use the open period of the prepayment string with the earliest allowable prepayment option, as shown in the applicable Source Document.

8.	For the purpose of comparing the “Prepay Period End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day of Month” which occurs during the open period.

9.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Documents require the Borrower to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

10.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management Type” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the mortgage borrower, and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property ID
Seller
Loan or Property
Loan Count
# of Props
Loan/Property Name
Phase II Date
Lockout Payments
Lockout End Date
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Subservicer Fee
CREFC Royalty Fee
Cash/Pmt Collection Function
Extension Test Description
Extension Spread Increase Description
Substitution Provision Description
Monthly Escrow Cap
Replacement Reserves Escrow Cap
Terms/Description of Springing Replacement Reserves (If applicable)
TI/LC Reserve Cap
Terms/Description of Springing TI/LC Reserve (If applicable)
Other Escrow Description
Other Escrow Monthly Cap

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.